SHARE CAPITAL - Share Repurchase Program (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of common shares repurchased for cancellation (thousands)	7,154	450
Average price per share (in dollars per share)	$ 46.55	$ 37.77
Total cost	$ 333	$ 17
Issued capital
Disclosure of classes of share capital [line items]
Total cost	204	13
Deficit
Disclosure of classes of share capital [line items]
Total cost	$ 129	$ 4